Activity with Respect to Options Granted (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Shares
Beginning Balance	670,000
Granted in the period		670,000
Ending Balance	1,392,500	670,000
Unvested	1,392,500	670,000
Exercisable
Weighted Average Exercise Price
Beginning Balance	$ 3.75
Granted in the period		$ 3.75
Ending Balance	$ 4.97	$ 3.75
Unvested	$ 4.97	$ 3.75
Exercisable
Weighted Average Remaining Contractual Term (years)
Beginning Balance	10 years
Granted in the period		10 years
Ending Balance	9 years 8 months 12 days	10 years
Unvested	9 years 8 months 12 days	10 years
Exercisable
Aggregate Intrinsic Value
Beginning Balance
Granted in the period
Ending Balance
Unvested
Exercisable
Stock Options to Employees Hired Prior to December Thirty One Twenty Eleven
Shares
Granted in the period	670,000
Weighted Average Exercise Price
Granted in the period	$ 3.75
Granted during 3 month period ended on March 31, 2012 | Stock Options to Employees Hired During Twenty Twelve
Shares
Granted in the period	482,500
Weighted Average Exercise Price
Granted in the period	$ 3.75
Granted during 3 month period ended on June 30, 2012 | Stock Options to Employees Hired During Twenty Twelve
Shares
Granted in the period	240,000
Weighted Average Exercise Price
Granted in the period	$ 10.81